Stock-Based Compensation	9 Months Ended
Mar. 31, 2023
Stock-Based Compensation [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

Stock-Based Compensation Plans

Prior to the Merger, the Company utilized the 2018 equity incentive plan (“2018 Plan”) which replaced the 2008 Stock Incentive Plan (“2008 Plan”). Effective with the Merger, the Board of Directors adopted the 2022 Incentive Award Plan (the “2022 Plan”). As of March 31, 2023, the number of shares of common stock reserved for future issuance under the 2022 Plan was 4,617,400. The Board of Directors may grant incentive and non-statutory stock options and restricted stock units (“RSUs”) to employees, outside directors, investors and consultants at an exercise price of not less than 100% of the fair market value, as determined by the Board of Directors, at the date of grant. Awards generally vest ratably over periods determined by the Board of Directors, generally four or five years, and expire no later than ten years from the date of grant. For options subject to the one-year cliff, the expense is recognized as 25% of the total option value, which is recognized on a straight-line basis over the first year and remaining option expense continues to be recognized straight-line as vesting occurs monthly thereafter.

In February 2023, the Company granted an aggregate of 2,721,486 RSUs to its employees, consultants and directors with service-based vesting conditions with a weighted average grant date fair value of $3.26 per RSU, based on the closing stock price on the date of grant. The awards vest ratably over five years and one year for directors. As of March 31, 2023, $7.6 million of stock-based compensation related to these RSUs remains unrecognized, which is expected to time-vest over a remaining weighted-average period of 4.5 years. The Company recorded $0.7 million in additional stock based compensation expense due to modifications of individual awards for certain executives upon termination from the Company for accelerated vesting and extension of award exercise periods in the three and nine months ended March 31, 2023.

In July 2022, the Company granted an aggregate of 836,657 RSUs to its employees and consultants that contain a service-based vesting condition and a performance-based vesting condition, with a grant date fair value of $8.26 per RSU. Such RSUs are in addition to the 350,426 of RSUs that were outstanding at June 30, 2022, which contain the same vesting conditions. The service-based vesting condition is generally satisfied by rendering continuous service for 5 years, with 20% vesting each year. The performance-based vesting condition is satisfied in connection with an initial public offering or a change in control. However, the consummation of the deSPAC did not result in satisfaction of the performance condition and as such the Board of Directors approved a modification of the awards to waive the performance condition in consideration of consummating the deSPAC. The Company recorded compensation expense of $0.9 million during the three and nine months ended March 31, 2023 related to these RSUs as achievement of the performance-based vesting condition was waived and a cumulative catch up adjustment was recorded. As of March 31, 2023, $2.4 million of stock-based compensation related to these RSUs remains unrecognized, which is expected to time-vest over a remaining weighted-average period of 4.24 years.

In September 2022, the Company granted 1,200,000 of RSUs to a director and the current interim CEO of the Company with a grant date fair value of $4.56 per RSU. The RSUs vest in the following tranches, subject to the continuous service through each applicable vesting date: 33.33% of the RSUs vested on September 30, 2022, 56.67% of the RSUs has, and shall continue to, vest in equal monthly installments on the last day of each month during the subsequent 23-month period, and the remaining 10% shall vest upon the third anniversary of the vesting commencement date. The Company recorded compensation expense during the three and nine months ended March 31, 2023 related to the RSUs of $394 and $2.6 million, respectively. As of March 31, 2023, $2.8 million of stock-based compensation related to the RSU remains unrecognized, which is expected to be recognized over a remaining weighted-average period of 1.6 years. The RSUs time-based vesting would accelerate upon an acquisition of the Company. A deSPAC does not meet the definition of an acquisition as defined in the 2018 Plan.

During fiscal year 2021, the Company granted 600,752 performance-based options that contained a service-based vesting condition and a performance-based vesting condition. The service-based vesting condition is satisfied by rendering continuous service for four years after the performance-based vesting condition occurs. The performance-based vesting condition is satisfied in connection with a financing event or a public liquidity event for a first group of 300,376 options and in connection with a public liquidity event for a second group of 300,376 options. A financing event occurred as of June 30, 2021 that satisfied the performance-based vesting condition for the first group of 300,376 options. Effective with the closing of the Merger, the public liquidity event performance condition was achieved for the second group of 300,376 options. The Company recognized expense associated with these options in the amount of $0.3 million and $0.4 million, for the three and nine months ended March 31, 2023, respectively. The expense is inclusive of a one-time charge to extend the exercise period that occurred in the three months ended March 31, 2023. Compensation costs attributable to such awards were insignificant during the three and nine months ended March 31, 2022.

In the event of voluntary or involuntary termination of employment with the Company for any reason, with or without cause, all unvested options are forfeited and all vested options must be exercised within a 90-day period under the 2018 Plan and within a 30-day period under the 2008 Plan or they are forfeited.

The following summary of the equity incentive plan activity is shown collectively for the 2022 Plan, the 2018 Plan and the 2008 Plan:

	Number of Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – June 30, 2022	13,845,291	$0.59	6.66
Retrospective application of recapitalization	(2,631,676)	0.14
Adjusted Balance – beginning of period	11,213,615	0.73	6.66
Exercised	(511,670)	0.54
Forfeited and expired	(253,625)	1.07
Balance -March 31, 2023	10,448,320	0.73	4.57
Vested and expected to vest at March 31, 2023	10,448,320	0.73	4.57	$8,842
Exercisable at March 31, 2023	9,512,184	0.57	4.24	9,591

The following is a summary of the equity incentive plan RSU activity for the 2022 Plan and the 2018 Plan:

	Number of Awards Outstanding	Weighted- Average Grant Date Fair Value
Unvested Balance – June 30, 2022	432,666	$6.46
Retrospective application of recapitalization	(82,240)	1.52
Adjusted, unvested balance – beginning of period	350,426	7.98
Granted	4,758,115	4.80
Vested	(798,239)	4.28
Forfeited	(372,215)	4.32
Unvested Balance – March 31, 2023	3,938,087	5.24

Stock-based Compensation Expense

Stock-based compensation expense, excluding stock-based compensation in capitalized software, related to employees and non-employees, by function is as follows:

	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
Research and development	$682	$99	$959	$349
Sales and marketing	177	110	361	323
General and administrative	1,933	221	4,474	706
	$2,792	$430	$5,794	$1,378

Stock-based compensation allocated to cost of goods sold was not material for the three and nine months ended March 31, 2023 and 2022. As of March 31, 2023, the unrecognized stock-based compensation expense related to outstanding unvested stock options was $2.0 million which is expected to be recognized over a weighted-average period of 3.17 years.

During the three and nine months ended March 31, 2023 the Company recorded $1.6 million and $3.5 million, respectively, of stock-based compensation expense associated with earnout shares granted to holders of common stock held by current employees and directors and holders of options and RSUs. No amounts were recorded during the three and nine months ended March 31, 2022 associated with earnout shares. Refer to Note 1 for further discussion of compensation recorded related to earnout shares granted to holders of common stock, options and RSUs.

Employee Stock Purchase Plan

Effective with the closing of the Merger, the Company adopted and employee stock purchase plan (“ESPP”). There was no activity under the plan during the three and nine months ended March 31, 2023, as the Company has not yet conducted any offerings pursuant to the ESPP.

The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations, during designated 6 month offering periods. At the end of each offering period, employees are able to purchase shares at the lesser of (i) 85% of the fair market value of the Company’s common stock on the first day of the offering period and (ii) 85% of the fair market value of the Company’s common stock on the last day of the offering period, based on the closing sales price of the Company’s common stock as quoted on the NASDAQ on such date.

Other Stock-based Compensation

In connection with the acquisition of CyborgOps (refer to Note 1), the Company issued 475,638 shares of common stock to former employees of CyborgOps who have continued employment with the Company, and are accounted for as stock-based compensation because the shares are subject to forfeiture based on post-acquisition time-based service vesting. The shares vest in monthly increments over four years commencing on June 11, 2022. The fair value was determined to be $8.75 per share based on the acquisition date fair value. During the three and nine months ended March 31, 2023, the Company recognized $0.3 million and $0.8 million of stock-based compensation expense related to these equity awards, respectively. As of March 31, 2023, unrecognized stock-based compensation expense associated with these equity awards was $3.3 million, which is expected to be recognized over a weighted-average period of 3.12 years.